Tax matters - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 45,600	$ 38,550
Deferred tax liabilities	(56,605)	(51,599)
Offset between deferred tax assets	45,600	31,970
Offset between deferred tax liabilities	45,600	31,970
Total deferred tax assets due to temporary differences recognized in the statement of financial position		6,580
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(11,005)	(19,629)
Total	819,162	797,320
Temporary differences taxes	$ 7,030	107,168
Number of years open to review	4 years
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 281,836	270,158
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	236,955	236,589
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	238,802	198,459
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	61,569	92,114
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	710,984	673,246
Unused tax losses | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	216,787	200,087
Unused tax losses | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	236,955	236,589
Unused tax losses | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	185,920	153,622
Unused tax losses | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	71,322	82,948
Unrecognized deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	108,178	124,074
Unrecognized deductible temporary differences | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	65,049	70,071
Unrecognized deductible temporary differences | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	52,882	44,837
Unrecognized deductible temporary differences | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ (9,753)	$ 9,166